Income Taxes (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2018
Federal (at 21%):
Current
Deferred		590
Change in valuation allowance		(590)
Income tax provision (benefit)